Inventories (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Long Term Inventory [Line Items]
Finished products, Systems at customer locations	$ 4,259	$ 10,613
Long-term inventory	$ 5,150	4,416
Customer support, term	seven to ten years
Provision for damages, obsolete, excess and slow-moving inventory	$ 424	$ 142